Investment in Operating Leases	12 Months Ended
Mar. 31, 2016
Investment in Operating Leases

6. Investment in Operating Leases

Investment in operating leases at March 31, 2015 and 2016 consists of the following:

	Millions of yen
	2015	2016
Transportation equipment	¥934,430	¥1,076,697
Measuring and information-related equipment	236,922	239,262
Real estate	590,388	531,155
Other	19,767	21,343

	1,781,507	1,868,457
Accumulated depreciation	(506,801)	(542,868)

Net	1,274,706	1,325,589
Accrued rental receivables	21,514	23,610

	¥1,296,220	¥1,349,199

For fiscal 2014, 2015 and 2016, gains from the disposition of real estate under operating leases included in operating lease revenues are ¥5,872 million, ¥16,338 million and ¥18,768 million, respectively, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues are ¥17,820 million, ¥18,087 million and ¥19,572 million, respectively.

For fiscal 2014, where the Company and its subsidiaries have no significant continuing involvement in the operations from the real estate under operating leases which have been disposed of, the gains or losses arising from such disposition are reported as income from discontinued operations, net.

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Depreciation expenses	¥166,234	¥177,038	¥184,768
Various expenses	50,334	61,119	60,301

	¥216,568	¥238,157	¥245,069

The operating lease contracts include non-cancelable lease terms that range up to 21 years at March 31, 2016. The minimum future rentals on non-cancelable operating leases due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2017	¥196,417
2018	138,642
2019	94,783
2020	59,821
2021	34,586
Thereafter	62,532

Total	¥586,781